Other Long-term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Long-term compensation liability	$ 10.8	$ 3.5
Lease inducement	0.0	36.4
Onerous contracts provision	0.0	8.4
Other long-term liabilities	$ 10.8	$ 48.3